S000031479 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.35%	1.97%	2.09%
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.31%	2.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	0.55%	2.13%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.86%	(0.86%)	1.15%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.79%	(0.20%)	1.22%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent		10.63%	1.02%	2.42%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	0.72%	2.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.92%	1.28%	2.68%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		10.99%	1.36%	2.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	0.32%	1.70%

[1]
Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the fund’s benchmark. The fund’s subadviser believes the Bloomberg U.S. Government/Credit 1-3 Year Index provides a better representation of the universe of securities in which the fund invests.